Shareholder Fees {- Freedom 2035 Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 | Freedom 2035 Portfolio
Shareholder Fees:
(fees paid directly from your investment)